1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Security	Shares	Value
Common Stocks ― 70.4%
Communication Services ― 7.7%
Alphabet Inc. *	588	$1,212,762
Facebook Inc. *	2,227	655,918
Netflix Inc. *	1,083	564,958
Walt Disney Co/The *	4,160	767,603
Total Communication Services		3,201,241

Consumer Discretionary ― 6.6%
Amazon.com Inc. *	402	1,243,820
Chipotle Mexican Grill Inc. *	201	285,585
Home Depot Inc/The	2,211	674,908
National Vision Holdings Inc. *	6,449	282,660
TJX Cos Inc.	8,676	573,917
Total Consumer Discretionary		3,060,890

Consumer Staples ― 5.5%
Beyond Meat Inc. *	1,510	196,481
Costco Wholesale Corp.	1,624	572,427
Darling International Inc. *	4,570	336,261
Estee Lauder Cos. Inc.	2,273	661,102
PepsiCo Inc.	3,620	512,049
Total Consumer Staples		2,278,320

Financials ― 11.0%
Bank of America Corp.	26,785	1,036,312
Charles Schwab Corp/The	11,057	720,695
Chubb Limited	3,324	525,092
CME Group Inc.	2,552	521,195
Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,593	425,968
Prologis Inc.	4,253	450,818
Truist Financial Corp.	15,681	914,516
Total Financials		4,594,596

Health Care ― 10.3%
Boston Scientific Corp. *	15,898	614,458
Danaher Corp.	3,139	706,526
Genmab A/S *	10,191	334,571
IQVIA Holdings Inc. *	2,861	552,574
Teleflex Inc.	1,701	706,697
Thermo Fisher Scientific Inc.	1,500	684,570
UnitedHealth Group Inc.	1,871	696,143
Total Health Care		4,295,539

Industrials ― 5.4%
Cintas Corp.	1,778	606,849
Eaton Corp. PLC	4,330	598,752
Illinois Tool Works Inc.	1,175	260,286
Union Pacific Corp.	2,428	535,156
Verisk Analytics Inc.	1,546	273,163
Total Industrials		2,274,206

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Security			Shares	Value
Information Technology ― 20.9%
Adobe Systems Inc. *			1,191	$566,166
Apple Inc.			12,109	1,479,114
Autodesk Inc. *			1,546	428,474
Broadcom Inc.			928	430,276
Clarivate PLC *			11,026	290,976
Fortinet Inc. *			2,660	490,557
Intuit Inc.			1,098	420,600
Microsoft Corp.			6,317	1,489,359
NVIDIA Corp.			1,237	660,471
PayPal Holdings Inc. *			2,753	668,539
QUALCOMM Inc.			2,706	358,789
Salesforce.com Inc. *			2,304	488,148
SolarEdge Technologies Inc. *			1,345	386,607
Visa Inc.			2,675	566,378
Total Information Technology				8,724,454

Materials ― 1.0%
Trex Co Inc. *			4,469	409,092
Total Materials				409,092

Utilities ― 1.3%
American Water Works Co. Inc.			3,483	522,171
Total Utilities				522,171

Total Common Stocks (Cost ― $12,739,788)				29,360,509

		Maturity	Face
	Rate	Date	Amount
Collateralized Mortgage Obligations ― 0.0%
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/2041	$5,231	5,828
Total Collateralized Mortgage Obligations (Cost ― $5,297)				5,828

Corporate Bonds ― 20.2%
Communication Services ― 3.2%
Alphabet Inc.	0.450%	8/15/2025	130,000	127,854
AT&T Inc.	4.450%	4/1/2024	150,000	164,602
AT&T Inc.	4.350%	3/1/2029	115,000	130,030
Comcast Corp.	3.375%	2/15/2025	70,000	76,209
Comcast Corp.	5.650%	6/15/2035	200,000	263,442
Verizon Communications Inc.	4.329%	9/21/2028	104,000	119,100
Verizon Communications Inc.	3.875%	2/8/2029	100,000	111,327
Verizon Communications Inc.	4.500%	8/10/2033	110,000	127,781
Verizon Communications Inc.	5.250%	3/16/2037	105,000	132,338
Walt Disney Co/The	2.200%	1/13/2028	90,000	92,012
Total Communication Services				1,344,695

Consumer Discretionary ― 0.9%
Ford Foundation/The	2.415%	6/1/2050	60,000	54,208
Lowe's Cos Inc.	1.300%	4/15/2028	115,000	109,300
Toyota Motor Credit Corp.	0.450%	7/22/2022	200,000	200,423
Total Consumer Discretionary				363,931

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Consumer Staples ― 0.5%
PepsiCo Inc.	3.100%	7/17/2022	$135,000	$139,351
PepsiCo Inc.	3.500%	3/19/2040	65,000	69,907
Total Consumer Staples				209,258

Financials ― 7.7%
Affiliated Managers Group Inc.	3.300%	6/15/2030	65,000	67,569
Ares Capital Corp.	3.875%	1/15/2026	175,000	184,473
Bank of America Corp. (effective 5/17/2021, 3M US LIBOR + 0.63%) (a)	3.499%	5/17/2022	130,000	130,486
Bank of America Corp. (effective 9/25/2024, US SOFR + 0.91) (a)	0.981%	9/25/2025	125,000	124,749
Bank of America Corp.	4.183%	11/25/2027	165,000	183,541
Bank of Montreal	1.850%	5/1/2025	120,000	122,952
BlackRock Inc.	3.250%	4/30/2029	105,000	113,735
Boston Properties LP	4.500%	12/1/2028	155,000	175,671
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%) (a)	0.776%	10/30/2024	175,000	174,917
Citigroup Inc.	5.500%	9/13/2025	110,000	127,614
Goldman Sachs Group Inc.	0.481%	1/27/2023	250,000	249,716
Host Hotels & Resorts LP	3.375%	12/15/2029	225,000	223,279
Intercontinental Exchange Inc.	3.750%	12/1/2025	75,000	82,258
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.60) (a)	0.653%	9/16/2024	140,000	140,317
MetLife Inc.	4.550%	3/23/2030	55,000	64,171
PNC Financial Services Group Inc.	2.200%	11/1/2024	110,000	115,704
Prologis LP	2.250%	4/15/2030	115,000	113,766
Prologis LP	1.250%	10/15/2030	115,000	104,359
Prudential Financial Inc.	1.500%	3/10/2026	170,000	171,597
Simon Property Group LP	3.375%	12/1/2027	155,000	166,751
State Street Corp. (effective 11/1/2029, US SOFR + 1.49) (a)	3.031%	11/1/2034	85,000	87,786
TD Ameritrade Holding Corp.	2.950%	4/1/2022	125,000	127,764
Toronto-Dominion Bank	1.150%	6/12/2025	55,000	55,049
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609)(a)	1.267%	3/2/2027	115,000	113,845
Total Financials				3,222,069

Health Care ― 2.3%
AbbVie Inc.	4.400%	11/6/2042	150,000	173,366
Bristol-Myers Squibb Co.	3.900%	2/20/2028	105,000	118,088
Bristol-Myers Squibb Co.	3.400%	7/26/2029	125,000	136,628
CVS Health Corp.	4.780%	3/25/2038	105,000	124,167
Evernorth Health Inc.	3.050%	11/30/2022	185,000	191,828
Gilead Sciences Inc.	4.600%	9/1/2035	100,000	117,917
UnitedHealth Group Inc.	3.500%	8/15/2039	95,000	102,160
Total Health Care				964,154

Industrials ― 0.6%
Johnson Controls International PLC	1.750%	9/15/2030	150,000	140,695
Xylem Inc/NY	1.950%	1/30/2028	115,000	114,869
Total Industrials				255,564

Information Technology ― 1.9%
Apple Inc.	2.850%	2/23/2023	185,000	193,222
Mastercard Inc.	1.900%	3/15/2031	155,000	152,438
Microsoft Corp.	4.200%	11/3/2035	175,000	209,360
QUALCOMM Inc.	3.450%	5/20/2025	175,000	191,499
Total Information Technology				746,519

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Materials ― 0.3%
Nutrien Ltd.	4.200%	4/1/2029	$110,000	$123,797
Total Materials				123,797

Real Estate Investment Trust ― 0.3%
Welltower Inc.	2.700%	2/15/2027	125,000	130,402
Total Real Estate Investment Trust				130,402

Utilities ― 2.5%
Avangrid Inc.	3.800%	6/1/2029	125,000	137,609
DTE Electric Co.	1.900%	4/1/2028	125,000	124,518
DTE Electric Co.	4.050%	5/15/2048	120,000	135,883
Duke Energy Carolinas LLC	3.350%	5/15/2022	275,000	284,336
Georgia Power Co.	3.250%	4/1/2026	100,000	108,200
MidAmerican Energy Co.	3.650%	4/15/2029	90,000	99,842
Public Service Co of Colorado	3.200%	3/1/2050	55,000	55,040
Union Electric Co.	2.625%	3/15/2051	115,000	101,673
Total Utilities				1,047,101

Total Corporate Bonds (Cost ― $7,932,893)				8,407,490

Foreign Government Agency Issues ― 1.7%
International Bank for Reconstruction & Development	0.625%	4/22/2025	175,000	174,332
International Bank for Reconstruction & Development	3.125%	11/20/2025	270,000	296,721
International Finance Corp.	2.000%	10/24/2022	255,000	262,165
Total Foreign Government Agency Issues (Cost ― $698,059)				733,218

Mortgage Backed Securities ― 0.3%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	26,286	28,129
Gold Pool A35826	5.000%	7/1/2035	11,136	12,346
Gold Pool A49479	5.000%	6/1/2036	10,588	11,884
Gold Pool A65694	6.000%	9/1/2037	13,997	16,041
Federal National Mortgage Association (FNMA)
Pool 896885	6.000%	6/1/2022	171	172
Pool 995262	5.500%	1/1/2024	4,347	4,522
Pool 891596	5.500%	6/1/2036	17,081	19,998
Pool 900936	6.500%	2/1/2037	2,621	2,942
Pool 946594	6.000%	9/1/2037	12,797	15,200
Total Mortgage Backed Securities (Cost ― $98,903)				111,234

U.S. Government & Agency Obligations ― 3.8%
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	70,000	100,956
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	165,000	165,193
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	110,000	148,769
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	520,826
United States Treasury Bonds	7.625%	11/15/2022	250,000	280,464
United States Treasury Bonds	3.500%	2/15/2039	131,000	156,842
United States Treasury Bonds	4.375%	11/15/2039	177,000	236,260
Total U.S. Government & Agency Obligations (Cost ― $1,347,078)				1,609,310

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

Security	Shares	Value
Short-Term Investment ― 3.6%
Fidelity Investments Money Market - Government Portfolio - Class I (b) ― 0.01%	1,491,803	$1,491,803
Total Short-Term Investment (Cost ― $1,491,803)		1,491,803

Total Investments ― 100.0% (Cost ― $24,313,821)		41,719,392
Liabilities in Excess of Other Assets ― 0.0%		(2,543)
Total Net Assets ― 100.0%		$41,716,849

Notes:

*	Non-income producing security.
(a)	Fixed to floating rate. Effective date of change and formula disclosed.
(b)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
LIBOR - London Inter-Bank Offered Rate
LLC - Limited Liability Corporation
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.
("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund
Schedule of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$29,360,509	$-	$-	$29,360,509
Collateralized Mortgage Obligations	-	5,828	-	5,828
Corporate Bonds	-	8,407,490	-	8,407,490
Foreign Government Agency Issues	-	733,218	-	733,218
Mortgage-Backed Securities	-	111,234	-	111,234
U.S. Government & Agency Obligations	-	1,609,310	-	1,609,310
Total long-term investments	$29,360,509	$10,867,080	$-	$40,227,589
Short-term investments	1,491,803		-	1,491,803
Total investments	$30,852,312	$10,867,080	$-	$41,719,392

* See Schedule of Investments for additional detailed categorizations.